Investment in Shares (Details) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	May 12, 2024	Dec. 19, 2023	Jun. 06, 2023	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment in Shares [Line Items]
Share issuance (in Shares)			359,498
Gross proceeds	$ 70	$ 105	$ 407	$ 29	$ 266	$ 256
Investors [Member]
Investment in Shares [Line Items]
Shares received from investors			$ 54